Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	DSUs USD ($)	RSUs USD ($) shares	Share capital USD ($) shares	Share capital DSUs USD ($) shares	Share capital RSUs USD ($) shares	Contributed surplus USD ($)	Contributed surplus DSUs USD ($)	Contributed surplus RSUs USD ($)	Accumulated deficit USD ($)	Foreign currency reserve USD ($)
Beginning balance (in shares) at Dec. 31, 2023 | shares				298,935,706
Beginning balance at Dec. 31, 2023	$ 991,216			$ 2,425,641			$ 306,042			$ (1,737,505)	$ (2,962)
Changes in Stock Holders Equity [Roll Forward]
Net loss	$ (324,245)									(324,245)
Exercised/redeemed (in shares) | shares	154,509		347,901	154,509		347,901
Exercised/redeemed	$ 308	$ 0	$ (855)	$ 472		$ 2,505	(164)		$ (3,360)
Share-based compensation	7,456	0	$ 855				7,456
Other comprehensive income (loss):
Defined benefit plan actuarial gain	913									913
Foreign currency translation for foreign operations	$ (1,803)										(1,803)
Ending balance (in shares) at Dec. 31, 2024 | shares	299,438,116			299,438,116
Ending balance at Dec. 31, 2024	$ 672,990			$ 2,428,618			309,974			(2,060,837)	(4,765)
Changes in Stock Holders Equity [Roll Forward]
Net loss	$ (90,914)									(90,914)
Exercised/redeemed (in shares) | shares	156,738		1,121,122	156,738	68,840	1,121,122
Exercised/redeemed	$ 459	(149)	$ (1,956)	$ 675	$ 122	$ 3,829	(216)	$ (271)	$ (5,785)
Share-based compensation	6,339	$ 149	$ 1,956				6,339
Other comprehensive income (loss):
Defined benefit plan actuarial gain	0
Foreign currency translation for foreign operations	$ 3,161										3,161
Ending balance (in shares) at Dec. 31, 2025 | shares	300,784,816			300,784,816
Ending balance at Dec. 31, 2025	$ 589,930			$ 2,433,244			$ 310,041			$ (2,151,751)	$ (1,604)